February 7, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Variable Portfolios, Inc. (the “Registrant”)
1933 Act File No. 33-14567, Post-Effective Amendment No. 52
1940 Act File No. 811-5188, Amendment No. 52

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the Registrant hereby submits for filing the following 1933 Act Post-Effective Amendment No. 52 and 1940 Act Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A.

As we have discussed with Ms. Alison White, on January 21, 2011 the Registrant filed pursuant to Rule 485(a) to launch two new series, VP Equity Income and VP Growth. Due to a change in circumstances, the Registrant intends to launch only VP Growth. This amendment supersedes the Registrant's Post-Effective Amendment No. 51, filed pursuant to Rule 485(a) on January 21, 2011. This Post-Effective Amendment No. 52 is substantially similar to Post-Effective Amendment No. 51 other than the item noted above.

The principal purposes of this amendment are to: (i) launch a new fund, VP Growth, and (ii) make certain other non-material changes deemed appropriate by the Registrant.

Please consider this letter a request for selective review pursuant to Investment Company Act Release No. 13768. The Staff has previously had opportunities to review and comment on those sections of the VP prospectuses that are common to all our VP funds, such as Share Price, Distributions and Taxes. The Staff most recently had opportunities to review and comment on this disclosure in connection with Post-Effective Amendment No. 49, filed on February 22, 2010 pursuant to Rule 485(a) (File Nos. 33-14567; 811-5188). The purpose of that amendment was to add a summary section for each fund in the Registrant to incorporate new Form N-1A disclosure items.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3224.

Sincerely,

/s/ Christine J. Crossley
Christine J. Crossley
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com